Note 2 - Allowance For Credit Losses: Schedule of Allowance for Loan Losses (Tables)	3 Months Ended
Mar. 31, 2021
Tables/Schedules
Schedule of Allowance for Loan Losses

Loan Class	March 31, 2021	December 31, 2020

Live Check Consumer Loans	$ 3,548,021	$ 3,964,176
Premier Consumer Loans	1,718,915	2,069,315
Other Consumer Loans	16,773,596	20,181,097
Real Estate Loans	1,320,469	1,414,443
Sales Finance Contracts	2,303,553	3,576,629
Total	$ 25,664,554	$ 31,205,660